ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2020
Parent Company [Member]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY
STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2020	2019
ASSETS

Current assets:
Cash and cash equivalents	$11	$908
Amount due from a subsidiary	—	5

Total current assets	11	913

Investments in subsidiaries	1,061,037	891,367

Total assets	$1,061,048	$892,280

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Accrued expenses and other current liabilities	$445	$880
Amounts due to subsidiaries	616	32

Total current liabilities	1,061	912

Total liabilities	1,061	912

Shareholders’ equity:
Class A ordinary shares, par value $0.0001; 1,927,488,240 shares authorized; 370,352,700 a nd 241,818,016 shares issued and outstanding, respectively	37	24
Class B ordinary shares, par value $0.0001; 72,511,760 shares authorized; 72,511,760 shares issued and outstanding	7	7
Additional paid-in capital	2,134,227	1,655,602
Accumulated other comprehensive income	11,876	269
Accumulated losses	(1,086,160)	(764,534)

Total shareholders’ equity	1,059,987	891,368

Total liabilities and shareholders’ equity	$1,061,048	$892,280

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS
(In thousands of U.S. dollars)

	Year Ended December 31,
	2020	2019	2018
Operating revenue	$—	$—	$—

Operating costs and expenses:
General and administrative	—	—	(133)

Total operating costs and expenses	—	—	(133)

Operating loss	—	—	(133)

Non-operating income (expenses):
Interest income	—	—	102
Foreign exchange gains, net	1	1	616
Share of results of subsidiaries	(321,627)	33,563	(22,183)

Total non-operating income (expenses), net	(321,626)	33,564	(21,465)

(Loss) income before income tax	(321,626)	33,564	(21,598)
Income tax expense	—	—	—

Net (loss) income	$(321,626)	$33,564	$(21,598)

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
(In thousands of U.S. dollars)

	Year Ended December 31,
	2020	2019	2018
Net (loss) income	$(321,626)	$33,564	$(21,598)
Other comprehensive income (loss):
Foreign currency translation adjustments, before and after tax	11,607	14,332	(14,551)

Other comprehensive income (loss)	11,607	14,332	(14,551)

Total comprehensive (loss) income	$(310,019)	$47,896	$(36,149)

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF CASH FLOWS
(In thousands of U.S. dollars)

	Year Ended December 31,
	2020	2019	2018
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(119)	$1	$(2,346)

Cash flows from investing activities:
Advances to subsidiaries	(500,000)	—	(423,553)
Withdrawal of a bank deposit with an original maturity over three months	—	—	5,000

Net cash used in investing activities	(500,000)	—	(418,553)

Cash flow from a financing activity:
Net proceeds from (payments for) issuance of shares	499,222	(5,063)	405,152

Cash provided by (used in) a financing activity	499,222	(5,063)	405,152

Decrease in cash, cash equivalent and restricted cash	(897)	(5,062)	(15,747)
Cash, cash equivalents and restricted cash at beginning of year	908	5,970	21,717

Cash and cash equivalents at end of year	$11	$908	$5,970

Supplemental cash flow disclosure:
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	$445	$—	$5,943